Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 16, 2020
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Blue Current Global Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

October 16, 2020

ULTIMUS MANAGERS TRUST

Blue current global dividend FUND

Supplement to the Prospectus and Statement of Additional Information

Each dated December 30, 2019

This supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”), each dated December 30, 2019, for the Blue Current Global Dividend Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-800-514-3583.

Termination of the Investor Class Shares

The Board of Trustees (the “Board”) of the Ultimus Managers Trust (the “Trust”), at the recommendation of the Fund’s investment adviser, Edge Capital Group, LLC (the “Adviser”), determined and approved by a unanimous action by written consent in lieu of a meeting on October 16, 2020 to terminate the Investor Class of shares (the “Investor Class”) of the Fund. The Investor Class was never offered for public sale. The termination of the Investor Class does not have any effect on the existing Institutional Class of shares. All references to the Investor Class in the Prospectus and SAI are hereby removed.

Removal of Master Limited Partnerships as a Principal Investment Risk

Further, the following replaces the first two paragraphs in the Section entitled “Principal Investment Strategies” beginning on page 4 of the Prospectus:

The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities of companies whose stocks are selling at discounts to the Adviser’s estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forward foreign currency exchange contracts (“forwards”). The Fund may also invest in exchange-traded funds (“ETFs”) that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund’s purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

In the Section entitled “Principal Risks” beginning on page 5 of the Prospectus, the paragraphs entitled “MLP Risk” and “MLP Tax Risk” are removed completely.

In the Section entitled “Investment Strategies” under “Investment objective, investment strategies and related risks” beginning on page 12 of the Prospectus, the following replaces the first two paragraphs:

The Fund seeks to achieve its investment objective by generally investing in dividend-paying equity securities of companies whose stocks are selling at discounts to the Adviser’s estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forwards. The Fund may also invest in and ETFs that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund’s purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

Also in the Section entitled “Principal Risks” beginning on page 5 of the Prospectus, the paragraphs entitled “MLP Risk” and “MLP Tax Risk” are removed completely.

Investors Should Retain this Supplement for Future Reference